SUBSEQUENT EVENTS (Narrative) (Details) - shares	Nov. 04, 2025	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Authorized share capital		15,000,000	13,000,000	13,000,000
Maximum [Member]
Subsequent Event [Line Items]
Authorized share capital			15,000,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Authorized share capital	15,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Authorized share capital	19,000,000